INVENTORIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Inventories [Abstract]
Raw materials	$ 143,940,512	$ 97,094,671
Work in process	12,470,832	14,122,704
Finished goods	7,677,745	4,761,604
Inventories	$ 164,089,089	$ 115,978,979